Leases - Summary of Right-of-use Assets (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	SFr 2,498
Depreciation	392	SFr 180
Ending balance	2,642	2,498
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	2,391
Ending balance	2,093	2,391
Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	107
Ending balance	549	107
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	2,677
Business combination		2,699
Disposal		(11)
Addition	549
Foreign exchange difference	(11)	(11)
Ending balance	3,215	2,677
Gross carrying amount [member] | Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	2,538
Business combination		2,548
Foreign exchange difference	(9)	(10)
Ending balance	2,529	2,538
Gross carrying amount [member] | Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	139
Business combination		151
Disposal		(11)
Addition	549
Foreign exchange difference	(2)	(1)
Ending balance	686	139
Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(179)
Depreciation	(397)	(180)
Foreign exchange difference	3	1
Ending balance	(573)	(179)
Accumulated depreciation and amortisation [member] | Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(147)
Depreciation	(292)	(147)
Foreign exchange difference	3
Ending balance	(436)	(147)
Accumulated depreciation and amortisation [member] | Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(32)
Depreciation	(105)	(33)
Foreign exchange difference		1
Ending balance	SFr (137)	SFr (32)